Offsets	Oct. 01, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Amprius Technologies, Inc.
Form or Filing Type	S-3
File Number	333-274834
Initial Filing Date	Oct. 03, 2023
Fee Offset Claimed	$ 0.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 300,000,000.00
Offset Note	See Rule 457(p) Statement of Withdrawal, Termination, or Completion.
Termination / Withdrawal Statement	Pursuant to Rule 457(p) under the Securities Act, the registrant's previously paid and unused filing fees in the amount of $44,280, based on the unsold securities under the Prior Registration Statement are being applied to this registration statement. As a result, the offering of unsold securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Amprius Technologies, Inc.
Form or Filing Type	S-3
File Number	333-274834
Filing Date	Oct. 03, 2023
Fee Paid with Fee Offset Source	$ 44,280.00